Pro Forma Share Capital (Details) - Pro Forma, Unaudited	Nov. 30, 2017 $ / shares shares
Common Stock, Shares Authorized | shares	1,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001